Series A Convertible Preferred Shares - Significant assumptions (Details)	Dec. 31, 2023	Dec. 21, 2023	Dec. 11, 2023
Discount Rate
Significant assumptions
Measurement input	5.14		4.98
First Tranche Preferred Shares Financing | Risk Free Rate | Level 3 | Minimum
Significant assumptions
Measurement input		4.69	4.98
First Tranche Preferred Shares Financing | Risk Free Rate | Level 3 | Maximum
Significant assumptions
Measurement input		4.81
First Tranche Preferred Shares Financing | Volatility | Level 3
Significant assumptions
Measurement input			100.55
First Tranche Preferred Shares Financing | Volatility | Level 3 | Minimum
Significant assumptions
Measurement input		96.00
First Tranche Preferred Shares Financing | Volatility | Level 3 | Maximum
Significant assumptions
Measurement input		103.81
First Tranche Preferred Shares Financing | Expected dividend yield | Level 3
Significant assumptions
Measurement input			7.83
First Tranche Preferred Shares Financing | Expected dividend yield | Level 3 | Minimum
Significant assumptions
Measurement input		7.37
First Tranche Preferred Shares Financing | Expected dividend yield | Level 3 | Maximum
Significant assumptions
Measurement input		7.48